N-2	6 Months Ended
May 31, 2023 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001293613
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1.     Organization

Kayne Anderson Energy Infrastructure Fund, Inc. (the “Company” or “KYN”) was organized as a Maryland corporation on June 4, 2004, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company’s investment objective is to provide a high after-tax total return with an emphasis on making cash distributions to shareholders. The Company intends to achieve this objective by investing at least 80% of its total assets in the securities of Energy Infrastructure Companies. The Company commenced operations on September 28, 2004. The Company’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYN.” For more information about the Company’s investment objective, policies and principal risks, see Investment Objective, Policies and Risks, in the Company’s most recently filed annual report.

KYN and Kayne Anderson NextGen Energy & Infrastructure, Inc. (“KMF”) have entered into a definitive agreement to combine the two funds (the “Merger”). The Merger and related transactions are subject to KYN and KMF stockholder approval. Additional information on the Merger is available in a preliminary joint proxy statement/prospectus (Form N-14) filed with the Securities and Exchange Commission (the “SEC”). KYN and KMF expect to mail a definitively joint proxy statement/prospectus to stockholders that will contain information about the Merger following a review period with the SEC.

Risk Factors [Table Text Block]

4.     Risk Considerations

The Company’s investments are concentrated in the energy sector. A downturn in one or more industries within the energy sector, material declines in energy-related commodity prices, adverse political, legislative or regulatory developments or environmental, catastrophic or other events could have a larger impact on the Company than on an investment company that does not concentrate in the energy sector. The performance of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The Company also invests in securities of foreign issuers, predominantly those located in Canada and, to a lesser extent, Europe. The value of those investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the issuers operate or are domiciled. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

At May 31, 2023, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Energy Companies	100.0%
Equity securities	100.0%
Energy Infrastructure Companies	99.1%
Largest single issuer	11.9%
Restricted securities	7.9%

For more information about the principal risks of investing in the Company, see Investment Objective, Policies and Risks in the Company’s most recently filed annual report.

Share Price | $ / shares	$ 7.91
NAV Per Share | $ / shares	$ 9.47
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

The table below sets forth a summary of the redemptions and key terms of each series of Notes outstanding at May 31, 2023.

Series	Principal Outstanding November 30, 2022	Principal Redeemed	Principal Outstanding May 31, 2023	Unamortized Issuance Costs	Estimated Fair Value May 31, 2023	Fixed/Floating Interest Rate	Maturity
FF	$16,571	$(16,571)	$—	$—	$—	3.57%	4/16/23
GG	21,419	—	21,419	42	21,000	3.67%	4/16/25
KK	32,247	—	32,247	47	32,000	3.93%	7/30/24
NN	15,774	—	15,774	9	15,800	3.37%	10/29/23
OO	14,778	—	14,778	25	14,500	3.46%	10/29/24
PP	50,000	—	50,000	266	50,800	3-month LIBOR + 125 bps(1)	6/19/26
QQ	20,000	—	20,000	87	18,700	1.81%	6/19/25
RR	45,000	—	45,000	344	43,200	4.57%	5/18/32
SS	45,000	—	45,000	371	42,900	4.67%	8/2/34
	$260,789	$—	$244,218	$1,191	$238,900

Long Term Debt, Principal | $	$ 244,218
Long Term Debt, Structuring [Text Block]

11.   Notes

At May 31, 2023, the Company had $244,218 aggregate principal amount of Notes outstanding. The Company redeemed all $16,571 of its Series FF Notes at par value upon their maturity.

The table below sets forth a summary of the redemptions and key terms of each series of Notes outstanding at May 31, 2023.

Series	Principal Outstanding November 30, 2022	Principal Redeemed	Principal Outstanding May 31, 2023	Unamortized Issuance Costs	Estimated Fair Value May 31, 2023	Fixed/Floating Interest Rate	Maturity
FF	$16,571	$(16,571)	$—	$—	$—	3.57%	4/16/23
GG	21,419	—	21,419	42	21,000	3.67%	4/16/25
KK	32,247	—	32,247	47	32,000	3.93%	7/30/24
NN	15,774	—	15,774	9	15,800	3.37%	10/29/23
OO	14,778	—	14,778	25	14,500	3.46%	10/29/24
PP	50,000	—	50,000	266	50,800	3-month LIBOR + 125 bps(1)	6/19/26
QQ	20,000	—	20,000	87	18,700	1.81%	6/19/25
RR	45,000	—	45,000	344	43,200	4.57%	5/18/32
SS	45,000	—	45,000	371	42,900	4.67%	8/2/34
	$260,789	$—	$244,218	$1,191	$238,900

(1)    Converts to 3-month SOFR plus 1.51% for rates set after June 30, 2023.

Holders of the fixed rate Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the floating rate Notes are entitled to receive cash interest payments quarterly (on March 19, June 19, September 19 and December 19) at the floating rate. As of May 31, 2023, the weighted average interest rate on the outstanding Notes was 4.39%.

As of May 31, 2023, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At May 31, 2023, the Company was in compliance with all covenants under the Notes agreements.

Long Term Debt, Dividends and Covenants [Text Block]

(1)    Converts to 3-month SOFR plus 1.51% for rates set after June 30, 2023.

Holders of the fixed rate Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the floating rate Notes are entitled to receive cash interest payments quarterly (on March 19, June 19, September 19 and December 19) at the floating rate. As of May 31, 2023, the weighted average interest rate on the outstanding Notes was 4.39%.

As of May 31, 2023, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At May 31, 2023, the Company was in compliance with all covenants under the Notes agreements.

Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares] | shares	195,535,883
Outstanding Security, Held [Shares] | shares	136,131,530
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

12.   Preferred Stock

At May 31, 2023, the Company had 4,464,117 shares of MRP Shares outstanding, with a total liquidation value of $111,603 ($25.00 per share).

The table below sets forth a summary of the key terms of each series of MRP Shares outstanding at May 31, 2023.

Series	Liquidation Value May 31, 2023	Unamortized Issuance Costs	Estimated Fair Value May 31, 2023	Rate	Mandatory Redemption Date
R	41,828	$323	$38,200	3.38%	2/11/27
S	49,775	620	43,400	3.60%	2/11/30
T	20,000	335	18,600	5.07%	8/2/32
	$111,603	$1,278	$100,200

Holders of the MRP Shares are entitled to receive cumulative cash dividend payments on the first business day following each quarterly period (February 28, May 31, August 31 and November 30).

As of May 31, 2023, each series of MRP Shares was rated “A+” by KBRA. The dividend rate on the Company’s MRP Shares will increase if the credit rating is downgraded below “A” (as determined by the lowest credit rating assigned). Further, the annual dividend rate for all series of MRP Shares will increase by 4.0% if no ratings are maintained, and the annual dividend rate will increase by 5.0% if the Company fails to make a dividend or certain other payments.

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

At May 31, 2023, the Company was in compliance with the asset coverage requirement of its MRP Shares.

Security Dividends [Text Block]

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

Security Voting Rights [Text Block]

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

Security Preemptive and Other Rights [Text Block]

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

13.   Common Stock

At May 31, 2023, the Company had 195,535,883 shares of common stock authorized and 136,131,530 shares outstanding. As of May 31, 2023, KAFA owned 86 shares of the Company.

During the six months ended May 31, 2023, there were no common stock transactions. Transactions in common shares for the fiscal year ended November 30, 2022, were as follows:

Shares outstanding at November 30, 2021	126,447,554
Shares issued in connection with merger of FMO	9,683,976
Shares outstanding at November 30, 2022	136,131,530

Security Title [Text Block]	common stock